Condensed Consolidated Interim Statements of Changes in Equity (Unaudited) - USD ($) shares in Thousands, $ in Thousands		Total	Share Capital	Contributed Surplus	Accumulated Other Comprehensive Loss	Deficit
Beginning balance at Dec. 31, 2016		$ 42,423	$ 108,670	$ 11,948	$ (2,124)	$ (76,071)
Beginning balance, Shares at Dec. 31, 2016	[1]		60,373
Shares issued on exercise of stock options		627	$ 1,438	(811)
Shares issued on exercise of stock options, shares	[1]		711
Shares issued on exercise of warrants		4,396	$ 4,604	(208)
Shares issued on exercise of warrants, shares	[1]		1,343
Shares issued on conversion of RSUs		18	$ 1,545	(1,527)
Shares issued on conversion of RSUs, shares	[1]		513
Shares issued on conversion of DSUs			$ 142	(142)
Shares issued on conversion of DSUs, shares	[1]		41
DSUs issued in lieu of directors fees		256		256
RSUs issued in lieu of accrued liabilities		97		97
Shares issued for equity financing		80,999	$ 80,999
Shares issued for equity financing, shares	[1]		25,000
Share issuance costs		(1,755)	$ (1,755)
Stock-based compensation		9,729		9,729
Net loss		(27,445)				(27,445)
Other comprehensive income		3,709			3,709
Ending balance at Sep. 30, 2017		113,054	$ 195,643	19,342	1,585	(103,516)
Ending balance, Shares at Sep. 30, 2017	[1]		87,981
Beginning balance at Dec. 31, 2017		108,767	$ 197,390	20,812	(114)	(109,321)
Beginning balance, Shares at Dec. 31, 2017	[1]		88,479
DSUs issued in lieu of directors fees		370		370
RSUs issued in lieu of accrued liabilities		772		772
Shares issued on conversion of restricted shares and exercise of options		4	$ 528	(524)
Shares issued on conversion of restricted shares and exercise of options, shares	[1]		190
Stock-based compensation		3,962		3,962
Net loss		(18,649)				(18,649)
Other comprehensive income		(1,738)			(1,738)
Ending balance at Sep. 30, 2018		$ 93,488	$ 197,918	$ 25,392	$ (1,852)	$ (127,970)
Ending balance, Shares at Sep. 30, 2018	[1]		88,669

[1]	Share consolidation. Effective November 8, 2017, the Company implemented a consolidation of its outstanding common shares on the basis of one new common share for every five outstanding common shares (Note 2). The number of shares in the table is presented on a post-consolidation basis.